MORGAN STANLEY ALL STAR GROWTH FUND
LETTER TO THE SHAREHOLDERS o JULY 31, 2001


Dear Shareholder:

Morgan Stanley All Star Growth Fund commenced operations on February 26, 2001. The Fund seeks long-term growth of capital by investing primarily in common stocks of companies that are believed to offer the potential for superior growth. The Fund utilizes a multi-manager investment approach whereby separate portions of the Fund's assets are managed according to four different investment strategies, each based on the distinct investment style of the particular manager. The four investment strategies include 1.) The Mid-Cap Strategy, 2.) the Selected Focus Strategy, 3.) the Aggressive Growth Strategy and 4.) the Sector Rotation Strategy.

Market Overview

The period since the Fund's inception has been a challenging one for equity investors. The U.S. economic deceleration, which began in 2000, intensified in 2001. Much of the weakness was centered in the industrial sector, especially in the telecommunications and technology industries that had enjoyed such exceptional growth over the previous several years. According to the National Association of Purchasing Managers (NAPM), the industrial contraction was particularly severe during the first quarter of 2001, and manufacturing conditions have remained negative to date. Consumer spending, which accounts for about two-thirds of the gross domestic product of the United States, held up remarkably well but also decelerated. Consumer confidence dropped to its lowest level in nearly four years.

Preannouncements around the second-quarter earnings season dominated investor sentiment. While there was negative news from the technology sector, most notably within telecommunications, including Nokia, Nortel and JDS Uniphase, not all the bad news was in technology. For example, Merrill Lynch surprised the markets with a negative profit warning late in June. Among 948 companies preannouncing during the second quarter of 2001, 67 percent of the reports were negative, compared to 69 percent in the first quarter.

U.S. monetary and fiscal policies were both modified in an effort to stimulate economic growth. The Federal Reserve Board cut the benchmark federal funds rate by 275 basis points (2.75 percent) through July 2001. This was the Fed's most aggressive policy adjustment since 1984. As for fiscal policy, Congress passed reductions in personal tax rates that included rebate checks scheduled to be sent out during the third quarter of this year. Since there is a lag in the effects of these policies, we believe that it may not be until the latter part of 2001 or early 2002 before the economy responds.

Performance and Portfolio

Amid this difficult environment, from its inception on February 26, 2001 through July 31, 2001, All Star Growth Fund's Class A, B, C and D shares posted total returns of -14.80 percent, -15.10 percent, -15.10 percent and -14.80 percent, respectively. For the same period the Standard & Poor's 500 Stock

MORGAN STANLEY ALL STAR GROWTH FUND
LETTER TO THE SHAREHOLDERS o JULY 31, 2001 continued


Index returned -3.85 percent.* The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's performance relative to its benchmark was primarily attributable to its focus on growth-oriented stocks. Since the Fund's inception, value stocks have outperformed growth issues, with the Russell 1000 Value Index advancing
0.08 percent while the Russell 1000 Growth Index declined 9.89 percent in the period.

On July 31, 2001, the Fund's three largest sector weightings were information technology, health care and consumer discretionary issues. Information technology, which averaged 23 percent of the Fund's portfolio and represented a 5 percent overweighting relative to the index, has been one of the weakest performing market sectors since the Fund's inception. Although stock selection lagged the index sector return, the Fund held a number of names that had positive returns, including Microsoft, KLA-Tencor Corp. and Computer Associates. Many of the Fund's higher-beta names advanced sharply during the April technology rally but retreated as the second quarter unfolded. Software, storage and telecommunications equipment suffered during this retreat.

Health care was the Fund's second largest sector weighting, representing 18 percent of net assets versus 13 percent for the S&P 500. As with technology, our stock selection trailed behind the index sector's return. The stable growth names in the Fund included Bristol-Myers Squibb and Merck (pharmaceuticals), Tenet Healthcare, Cardinal Health and Triad Hospitals (hospital management) and Forest Labs (diagnostic testing). In general, the large-cap pharmaceuticals have not performed as well as expected in this tough environment, although they did well in July.

Consumer discretionary stocks, which represented an average of 13 percent of the portfolio, were market weighted versus the index. Discount and niche retailers, including Wal-Mart, Home Depot, BJ's Wholesale Club, Bed Bath & Beyond and Best Buy, had positive returns. In terms of other sectors, the Fund was roughly market weighted in industrials and utilities and underweighted in consumer staples, energy, financials, material and telecomm. The Fund's energy exposure, which contributed positively in March, has gradually been reduced.

Looking Ahead

After a choppy five months, the bearish sentiment that has overshadowed the markets has yet to subside. However, we believe that the interest-rate cuts initiated by the Federal Reserve Board through the end of

--------------
* The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY ALL STAR GROWTH FUND
LETTER TO THE SHAREHOLDERS o JULY 31, 2001 continued


the Fund's fiscal year may help reaccelerate the economy. With recent economic data casting both hope for recovery and fear of recession, it remains to be seen whether the market can officially move into recovery territory. We believe that the United States is entering a period of moderate economic growth with inflation remaining at acceptable levels. We anticipate that the Fed will continue to pursue an accommodative monetary policy in hopes of maintaining suitable growth and avoiding a recession.

In our view, this is a period when intense fundamental research can help to identify companies that will have the ability to survive a period of economic weakness and provide strong results during an eventual recovery. Therefore, the Fund remains invested in a balance of cyclical and stable growth companies across the market capitalization spectrum.

We appreciate your ongoing support of Morgan Stanley All Star Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A. Fiumefreddo                /s/ Mitchell M. Merin
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001


  NUMBER OF
    SHARES                                                     VALUE
-----------------------------------------------------------------------
                       Common Stocks (94.1%)
                       Advertising/Marketing
                         Services (0.6%)
     6,500             Direct Focus, Inc.* ..............   $   313,950
    52,500             Lamar Advertising Co.* ...........     2,308,950
     4,400             TMP Worldwide, Inc.* .............       220,176
                                                            -----------
                                                              2,843,076
                                                            -----------
                       Aerospace & Defense (1.0%)
    17,600             Embraer - Empresa Brasileira de
                         Aeronautica S.A. (ADR) (Brazil).       626,560
    47,150             General Dynamics Corp. ...........     3,813,963
                                                            -----------
                                                              4,440,523
                                                            -----------
                       Airlines (0.1%)
    12,500             SkyWest, Inc. ....................       419,250
                                                            -----------
                       Aluminum (0.2%)
    22,400             Alcoa, Inc. ......................       878,752
                                                            -----------
                       Apparel/Footwear (0.6%)
    57,500             Coach, Inc.* .....................     2,171,775
     7,500             Nike, Inc. (Class B) .............       356,625
                                                            -----------
                                                              2,528,400
                                                            -----------
                       Apparel/Footwear Retail (0.7%)
    33,000             Abercrombie & Fitch Co.
                         (Class A)* .....................     1,281,060
    18,100             American Eagle Outfitters, Inc.*..       665,175
    10,600             AnnTaylor Stores Corp.* ..........       340,260
     7,600             Children's Place Retail Stores,
                         Inc. (The)* ....................       190,380
     4,300             Industria de Diseno Textil, S.A.
                         (Spain) ........................        69,194
    32,000             Venator Group, Inc.* .............       528,000
                                                            -----------
                                                              3,074,069
                                                            -----------
                       Auto Parts: O.E.M. (0.6%)
     6,100             American Axle & Manufacturing
                         Holdings, Inc.* ................       128,222
     4,600             Borg-Warner Automotive, Inc.......       243,754
    14,200             Delphi Automotive Systems Corp. ..       232,312
    12,700             Johnson Controls, Inc. ...........   $ 1,023,620
    23,300             Lear Corp.* ......................       922,680
                                                            -----------
                                                              2,550,588
                                                            -----------
                       Automotive Aftermarket (0.1%)
     8,300             Goodyear Tire & Rubber Co. (The)..       237,214
                                                            -----------
                       Beverages: Alcoholic (1.0%)
    68,900             Anheuser-Busch Companies, Inc. ...     2,984,059
    34,800             Constellation Brands Inc.
                         (Class A)* .....................     1,465,776
                                                            -----------
                                                              4,449,835
                                                            -----------
                       Beverages: Non-Alcoholic (0.4%)
    39,700             PepsiCo, Inc. ....................     1,851,211
                                                            -----------
                       Biotechnology (2.6%)
     6,400             Abgenix, Inc.* ...................       186,112
    26,100             Amgen Inc.* ......................     1,636,731
     5,500             Cephalon, Inc.* ..................       351,450
     4,600             CV Therapeutics, Inc.* ...........       206,586
     5,000             Enzon, Inc.* .....................       321,250
    18,400             Genentech, Inc.* .................       778,320
    55,700             Genzyme Corp. (General Division)*.     3,119,200
    28,600             Gilead Sciences, Inc.* ...........     1,466,894
     3,900             ICOS Corp.* ......................       239,265
    30,500             IDEC Pharmaceuticals Corp.*.......     1,646,390
       500             Invitrogen Corp.* ................        32,015
    41,200             Serono S.A. (ADR) (Switzerland) ..       972,732
    19,300             SICOR Inc.* ......................       480,570
                                                            -----------
                                                             11,437,515
                                                            -----------
                       Broadcasting (1.3%)
    35,200             Clear Channel Communications,
                         Inc.* ..........................     2,062,720
    28,000             Univision Communications, Inc.
                         (Class A)* .....................     1,069,040
    90,700             USA Networks, Inc.* ..............     2,540,507
                                                            -----------
                                                              5,672,267
                                                            -----------

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued


NUMBER OF
 SHARES                                                             VALUE
----------------------------------------------------------------------------
                       Building Products (0.1%)
  6,100                American Standard Companies, Inc.* ....   $   415,105
 12,800                Dal-Tile International Inc.* ..........       247,680
                                                                 -----------
                                                                     662,785
                                                                 -----------
                       Cable/Satellite TV (1.3%)
234,400                AT&T Corp. - Liberty Media Group
                         (Class A)* ..........................     3,687,112
 21,000                Charter Communications, Inc. (Class A)*       452,340
 38,300                Comcast Corp. (Class A Special)* ......     1,456,549
    700                Cox Communications, Inc. (Class A)* ...        28,651
                                                                 -----------
                                                                   5,624,652
                                                                 -----------
                       Catalog/Specialty Distribution (0.1%)
  6,400                Lands' End, Inc.* .....................       261,888
                                                                 -----------
                       Chemicals: Specialty (0.2%)
 18,100                Sigma-Aldrich Corp. ...................       783,549
                                                                 -----------
                       Computer Communications (2.2%)
  4,700                Brocade Communications Systems, Inc.*..       154,677
 51,000                Cabletron Systems, Inc.* ..............       947,070
204,300                Cisco Systems, Inc.* ..................     3,926,646
 84,600                Extreme Networks, Inc.* ...............     2,371,338
 61,100                Finisar Corp.* ........................       705,094
 24,600                Foundry Networks, Inc.* ...............       518,076
 57,000                McDATA Corp. (Class B)* ...............     1,068,750
                                                                 -----------
                                                                   9,691,651
                                                                 -----------
                       Computer Peripherals (0.4%)
 40,900                EMC Corp.* ............................       806,548
 28,500                QLogic Corp.* .........................     1,094,685
                                                                 -----------
                                                                   1,901,233
                                                                 -----------
                       Computer Processing Hardware (1.4%)
 21,700                Compaq Computer Corp. .................       324,198
 42,900                Dell Computer Corp.* ..................     1,155,297
 32,850                International Business
                       Machines Corp. ........................     3,456,148
 92,400                Sun Microsystems, Inc.* ...............     1,505,196
                                                                 -----------
                                                                   6,440,839
                                                                 -----------
                       Contract Drilling (0.4%)
 38,900                ENSCO International Inc. ..............   $   804,841
 28,800                Nabors Industries, Inc.* ..............       843,840
  8,300                Pride International, Inc.* ............       128,816
                                                                 -----------
                                                                   1,777,497
                                                                 -----------
                       Data Processing Services (1.3%)
 12,700                Affiliated Computer Services, Inc.
                         (Class A)* ..........................     1,052,068
 14,700                Bisys Group, Inc. (The)* ..............       786,303
  9,700                Certergy Inc.* ........................       320,294
 28,900                Concord EFS, Inc.* ....................     1,658,282
  5,700                eFunds Corp.* .........................       108,585
 11,400                First Data Corp. ......................       790,248
 20,600                Fiserv, Inc.* .........................     1,182,028
                                                                 -----------
                                                                   5,897,808
                                                                 -----------
                       Department Stores (0.2%)
 12,100                Kohl's Corp.* .........................       693,088
  5,300                Sears, Roebuck & Co. ..................       248,994
                                                                 -----------
                                                                     942,082
                                                                 -----------
                       Discount Stores (2.4%)
 66,300                BJ's Wholesale Club, Inc.* ............     3,712,800
 25,500                Costco Wholesale Corp.* ...............     1,097,775
  3,800                Dollar Tree Stores, Inc.* .............        98,914
  4,700                Target Corp. ..........................       181,890
 98,350                Wal-Mart Stores, Inc. .................     5,497,765
                                                                 -----------
                                                                  10,589,144
                                                                 -----------
                       Electric Utilities (0.4%)
  5,300                Exelon Corp. ..........................       299,450
 40,182                Mirant Corp.* .........................     1,242,829
  7,500                Southern Co. (The) ....................       176,250
                                                                 -----------
                                                                   1,718,529
                                                                 -----------
                       Electronic Components (0.8%)
 55,600                Flextronics International Ltd.
                         (Singapore)* ........................     1,511,764
  4,100                Jabil Circuit, Inc.* ..................       133,250
 17,300                NVIDIA Corp.* .........................     1,399,570
  6,400                Plexus Corp.* .........................       229,184
 16,700                Sanmina Corp.* ........................       363,225
                                                                 -----------
                                                                   3,636,993
                                                                 -----------

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued


 NUMBER OF
  SHARES                                                          VALUE
--------------------------------------------------------------------------
                       Electronic Equipment/Instruments (1.0%)
  28,600               Gemstar-TV Guide International,
                         Inc.* ............................   $  1,160,874
  14,900               JDS Uniphase Corp.* ................        137,676
  44,500               PerkinElmer, Inc. ..................      1,401,750
  27,000               SCI Systems, Inc.* .................        788,400
  83,200               Symbol Technologies, Inc. ..........      1,032,512
                                                              ------------
                                                                 4,521,212
                                                              ------------
                       Electronic Production Equipment (2.1%)
  50,100               Celestica, Inc.* ...................      2,417,325
  61,500               KLA-Tencor Corp.* ..................      3,344,985
  50,400               Novellus Systems, Inc.* ............      2,568,888
  21,500               Synopsys, Inc.* ....................      1,112,625
                                                              ------------
                                                                 9,443,823
                                                              ------------
                       Electronics/Appliance Stores (0.9%)
  50,400               Best Buy Co., Inc.* ................      3,374,784
  38,800               Blockbuster, Inc. (Class A) ........        669,300
                                                              ------------
                                                                 4,044,084
                                                              ------------
                       Engineering & Construction (0.2%)
  40,300               Quanta Services, Inc.* .............        981,305
                                                              ------------
                       Environmental Services (0.4%)
  44,500               Allied Waste Industries, Inc.*......        838,380
  31,700               Waste Management, Inc. .............        982,700
                                                              ------------
                                                                 1,821,080
                                                              ------------
                       Finance/Rental/Leasing (3.3%)
  31,800               AmeriCredit Corp.* .................      1,955,382
  12,000               Doral Financial Corp. ..............        444,720
  17,200               Fannie Mae .........................      1,431,900
109,150                Freddie Mac ........................      7,470,226
 42,700                USA Education Inc. .................      3,420,697
                                                              ------------
                                                                14,722,925
                                                              ------------
                       Financial Conglomerates (1.6%)
140,200                Citigroup, Inc. ....................      7,039,442
                                                              ------------
                       Financial Publishing/Services (1.0%)
  6,500                Advent Software, Inc.* .............        367,380
 19,400                Equifax, Inc. ......................        459,004
 10,400                Moody's Corp. ......................        345,904
 32,100                SEI Investments Co. ................      1,538,232
 66,200                SunGard Data Systems Inc.*..........      1,805,274
                                                              ------------
                                                                 4,515,794
                                                              ------------
                       Food Distributors (0.1%)
 12,900                Fleming Companies, Inc. ............   $    456,918
                                                              ------------
                       Food Retail (0.3%)
 33,650                Safeway Inc.* ......................      1,485,984
                                                              ------------
                       Food: Major Diversified (1.0%)
 49,300                Kraft Foods Inc. (Class A)* ........      1,525,835
 28,000                Quaker Oats Company (The) ..........      2,464,000
  6,000                Unilever NV ........................        357,467
                                                              ------------
                                                                 4,347,302
                                                              ------------
                       Food: Meat/Fish/Dairy (0.0%)
  8,000                Dreyer's Grand Ice Cream, Inc. .....        220,240
                                                              ------------
                       Food: Specialty/Candy (0.1%)
  3,800                Hershey Foods Corp. ................        229,368
                                                              ------------
                       Gas Distributors (0.1%)
 11,100                Kinder Morgan, Inc. ................        581,640
                                                              ------------
                       Home Building (0.1%)
 12,800                Lennar Corp. .......................        587,392
                                                              ------------
                       Home Furnishings (0.1%)
 12,200                Mohawk Industries, Inc.* ...........        536,800
                                                              ------------
                       Home Improvement Chains (1.1%)
 70,600                Home Depot, Inc. (The) .............      3,556,122
 29,800                Lowe's Companies, Inc. .............      1,137,764
                                                              ------------
                                                                 4,693,886
                                                              ------------
                       Hospital/Nursing Management (2.5%)
 37,900                Beverly Enterprises, Inc.* .........        396,055
 32,700                HCA Inc. ...........................      1,502,565
109,200                Health Management Associates, Inc.
                         (Class A)*........................      2,157,792
 39,000                Manor Care, Inc.* ..................      1,255,800
  5,800                Province Healthcare Co.* ...........        211,700
 92,500                Tenet Healthcare Corp.* ............      5,134,675
  8,100                Triad Hospitals, Inc.* .............        274,752
                                                              ------------
                                                                10,933,339
                                                              ------------
                       Household/Personal Care (0.1%)
 14,400                Dial Corp. (The) ...................        233,424
  2,400                Procter & Gamble Co. (The) .........        170,448
                                                              ------------
                                                                   403,872
                                                              ------------

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued


NUMBER OF
 SHARES                                                        VALUE
------------------------------------------------------------------------
                       Industrial Conglomerates (5.3%)
195,450                General Electric Co. .............   $  8,502,075
  3,200                SPX Corp.* .......................        387,712
195,650                Tyco International Ltd. (Bermuda).     10,408,580
 59,450                United Technologies Corp. ........      4,363,630
                                                            ------------
                                                              23,661,997
                                                            ------------
                       Information Technology Services (0.9%)
 37,800                Citrix Systems, Inc.* ............      1,265,166
  6,300                Electronic Data Systems Corp. ....        402,255
 59,000                PeopleSoft, Inc.* ................      2,576,530
                                                            ------------
                                                               4,243,951
                                                            ------------
                       Insurance Brokers/Services (0.1%)
 12,500                Copart, Inc.* ....................        354,750
  6,400                Willis Group Holdings Ltd.* ......        110,400
                                                            ------------
                                                                 465,150
                                                            ------------
                       Internet Retail (0.0%)
  2,700                1-800-Flowers.com, Inc. (Class H)*         32,400
                                                            ------------
                       Internet Software/Services (1.3%)
 25,000                Earthlink, Inc.* .................        409,250
 55,300                Openwave Systems Inc.* ...........      1,413,468
  5,900                Quest Software, Inc.* ............        165,613
  6,400                Retek, Inc.* .....................        205,312
  7,000                Siebel Systems, Inc.* ............        241,220
 61,500                VeriSign, Inc.* ..................      3,358,515
                                                            ------------
                                                               5,793,378
                                                            ------------
                       Investment Banks/Brokers (0.6%)
 12,400                Goldman Sachs Group, Inc. (The) ..      1,031,184
 46,300                Instinet Group, Inc.* ............        643,570
 15,400                Lehman Brothers Holdings, Inc. ...      1,108,800
                                                            ------------
                                                               2,783,554
                                                            ------------
                       Investment Managers (0.1%)
  9,000                Federated Investors, Inc. (Class B)       272,070
                                                            ------------
                       Life/Health Insurance (0.1%)
  9,300                AFLAC, Inc. ......................   $    275,094
                                                            ------------
                       Major Banks (0.6%)
 12,300                Bank of America Corp. ............        782,526
  6,300                BB&T Corp. .......................        232,533
 57,200                SouthTrust Corp. .................      1,468,324
                                                            ------------
                                                               2,483,383
                                                            ------------
                       Major Telecommunications (1.5%)
 15,600                AT&T Corp. .......................        315,276
 61,600                NTL Inc.* ........................        585,816
 66,100                SBC Communications, Inc. .........      2,976,483
 20,600                Sprint Corp. (FON Group) .........        480,804
 32,800                Verizon Communications Inc........      1,776,120
 52,250                WorldCom Group* ..................        731,500
                                                            ------------
                                                               6,865,999
                                                            ------------
                       Managed Health Care (1.0%)
 97,000                Caremark Rx, Inc.* ...............      1,705,260
 25,000                First Health Group Corp.* ........        664,750
 19,100                UnitedHealth Group Inc. ..........      1,287,722
  6,000                Wellpoint Health Networks, Inc.*..        641,760
                                                            ------------
                                                               4,299,492
                                                            ------------
                       Media Conglomerates (0.9%)
 88,900                AOL Time Warner Inc.* ............      4,040,505
  6,900                Disney (Walt) Co. (The) ..........        181,815
                                                            ------------
                                                               4,222,320
                                                            ------------
                       Medical Distributors (1.0%)
 19,100                AmeriSource Health Corp.
                         (Class A)* .....................      1,110,474
 16,750                Cardinal Health, Inc. ............      1,233,303
 48,100                McKesson HBOC, Inc. ..............      1,993,745
                                                            ------------
                                                               4,337,522
                                                            ------------
                       Medical Specialties (2.8%)
 30,600                Baxter International, Inc. .......      1,523,880
  6,200                Beckman Coulter, Inc. ............        284,952
 39,300                Biomet, Inc. .....................      1,908,015
 55,200                Cytyc Corp.* .....................      1,376,688
  6,500                Diagnostic Products Corp. ........        263,120
 24,600                Medtronic, Inc. ..................      1,181,538

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued


NUMBER OF
  SHARES                                                        VALUE
-------------------------------------------------------------------------
  46,800               St. Jude Medical, Inc.* ...........   $  3,276,000
  12,700               STERIS Corp.* .....................        273,177
  35,200               Stryker Corp.* ....................      2,111,296
   3,200               Varian Medical Systems, Inc.*.             228,800
                                                             ------------
                                                               12,427,466
                                                             ------------
                       Medical/Nursing Services (0.2%)
  20,100               Lincare Holdings, Inc.* ...........        660,285
  11,300               Renal Care Group, Inc.* ...........        333,350
                                                             ------------
                                                                  993,635
                                                             ------------
                       Metal Fabrications (0.5%)
  29,100               Precision Castparts Corp. .........      1,062,150
  30,200               Shaw Group Inc. (The)* ............        981,500
                                                             ------------
                                                                2,043,650
                                                             ------------
                       Miscellaneous Commercial Services (0.4%)
  19,000               Galileo International, Inc. .......        631,560
  19,400               Sabre Holdings Corp. (Class A)* ...        953,704
                                                             ------------
                                                                1,585,264
                                                             ------------
                       Motor Vehicles (0.3%)
  30,000               Harley-Davidson, Inc. .............      1,548,300
                                                             ------------
                       Movies/Entertainment (0.4%)
  67,700               Fox Entertainment Group, Inc.
                         (Class A)* ......................      1,844,825
                                                             ------------
                       Multi-Line Insurance (0.8%)
  44,100               American International Group, Inc..      3,671,325
                                                             ------------
                       Oilfield Services/Equipment (2.0%)
  30,000               Baker Hughes Inc. .................      1,067,400
108,200                BJ Services Co.* ..................      2,728,804
 18,800                Cooper Cameron Corp.* .............        957,108
 14,000                Grant Prideco, Inc.* ..............        189,980
  6,500                Hanover Compressor Co.* ...........        217,555
 10,300                Oceaneering International, Inc.* ..        216,300
 27,000                Smith International, Inc.* ........      1,468,800
 48,400                Weatherford International, Inc.* ..      2,040,060
                                                             ------------
                                                                8,886,007
                                                             ------------
                       Other Consumer Services (2.2%)
 31,800                Apollo Group, Inc. (Class A)*......   $  1,384,572
 19,400                Block (H.&R.), Inc. ...............      1,384,578
  6,300                Career Education Corp.* ...........        384,300
 26,400                Cendant Corp.* ....................        537,240
 66,000                eBay, Inc.* .......................      4,129,620
 11,800                Expedia, Inc. (Class A)* ..........        567,698
 31,500                Homestore.com, Inc.* ..............        869,400
  6,400                Renaissance Learning, Inc.* .......        332,800
  7,000                Travelocity.com Inc.* .............        161,350
                                                             ------------
                                                                9,751,558
                                                             ------------
                       Packaged Software (5.1%)
199,300                Ascential Software Corp.* .........      1,034,367
 12,800                Autodesk, Inc. ....................        477,312
 85,300                BMC Software, Inc.* ...............      1,706,000
 41,700                Computer Associates International,
                         Inc. ............................      1,437,816
 52,000                Compuware Corp.* ..................        712,400
 12,800                Intuit Inc.* ......................        440,064
125,250                Microsoft Corp.* ..................      8,290,298
  7,900                NetIQ Corp.* ......................        260,621
 20,100                Network Associates, Inc.* .........        338,484
199,250                Oracle Corp.* .....................      3,602,440
 74,500                Peregine Systems, Inc.* ...........      2,037,575
 68,900                Rational Software Corp.* ..........      1,179,568
  4,250                SAP AG (Germany) ..................        613,200
 17,300                VERITAS Software Corp.* ...........        733,693
                                                             ------------
                                                               22,863,838
                                                             ------------
                       Pharmaceuticals: Generic Drugs (0.7%)
 44,300                IVAX Corp.* .......................      1,506,200
 25,600                Taro Pharmaceuticals Industries
                         Ltd. (Israel)* ..................      1,126,400
  5,400                Watson Pharmaceuticals, Inc.* .....        355,590
                                                             ------------
                                                                2,988,190
                                                             ------------
                       Pharmaceuticals: Major (6.2%)
 17,000                Abbott Laboratories ...............        911,030
102,850                American Home Products Corp. ......      6,202,884
 65,000                Bristol-Myers Squibb Co. ..........      3,844,100
 39,700                Johnson & Johnson .................      2,147,770

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued

NUMBER OF
 SHARES                                                           VALUE
--------------------------------------------------------------------------
 14,400                Lilly (Eli) & Co. ..................   $  1,141,632
 38,600                Merck & Co., Inc. ..................      2,624,028
191,500                Pfizer, Inc. .......................      7,893,630
 66,600                Pharmacia Corp. ....................      2,971,692
                                                              ------------
                                                                27,736,766
                                                              ------------
                       Pharmaceuticals: Other (2.6%)
 38,400                Biovail Corp. (Canada)* ............      1,807,104
 17,400                Elan Corp. PLC (ADR) (Ireland)* ....      1,004,850
 53,100                Forest Laboratories, Inc.* .........      4,171,005
 48,966                King Pharmaceuticals, Inc.* ........      2,213,263
 35,500                Teva Pharmaceutical Industries
                         Ltd. (ADR) (Israel) ..............      2,554,225
                                                              ------------
                                                                11,750,447
                                                              ------------
                       Property - Casualty Insurers (0.7%)
  6,900                ACE, Ltd. (Bermuda) ................        240,879
 30,000                Allstate Corp. (The) ...............      1,048,800
  6,900                Everest Re Group, Ltd. (Bermuda) ...        483,690
 11,200                PartnerRe Ltd. (Bermuda) ...........        557,200
  5,700                Progressive Corp. (The) ............        768,417
  5,000                St. Paul Companies, Inc. ...........        219,250
                                                              ------------
                                                                 3,318,236
                                                              ------------
                       Publishing: Newspapers (0.2%)
  3,500                Gannett Co., Inc. ..................        234,605
  3,900                Knight-Ridder, Inc. ................        240,201
  5,400                New York Times Co. (The) (Class A)..        250,020
                                                              ------------
                                                                   724,826
                                                              ------------
                       Pulp & Paper (0.2%)
 12,100                Georgia-Pacific Group ..............        442,860
  6,200                International Paper Co. ............        253,332
                                                              ------------
                                                                   696,192
                                                              ------------
                       Railroads (0.7%)
 26,800                Canadian Pacific Ltd. (Canada)* ....      1,015,720
 29,900                CSX Corp. ..........................      1,169,688
 53,200                Norfolk Southern Corp. .............      1,070,384
                                                              ------------
                                                                 3,255,792
                                                              ------------
                       Recreational Products (1.2%)
 19,600                Activision, Inc.* ..................   $    664,832
 49,900                Electronic Arts Inc.* ..............      2,840,308
 14,600                Hasbro, Inc. .......................        235,060
 20,900                International Game Technology* .....      1,086,382
 30,400                Mattel, Inc.* ......................        544,160
  3,600                THQ, Inc.* .........................        178,740
                                                              ------------
                                                                 5,549,482
                                                              ------------
                       Regional Banks (1.1%)
  6,500                Commerce Bancorp, Inc. .............        495,300
 25,400                Fifth Third Bancorp ................      1,600,708
  6,400                M&T Bank Corp. .....................        515,200
 26,000                North Fork Bancorporation, Inc. ....        843,440
 19,500                Synovus Financial Corp. ............        665,925
 12,500                TCF Financial Corp. ................        610,000
                                                              ------------
                                                                 4,730,573
                                                              ------------
                       Restaurants (0.6%)
 18,300                Applebee's International, Inc.......        554,490
 31,600                Brinker International, Inc.* .......        796,952
 24,300                Darden Restaurants, Inc. ...........        726,570
 19,200                McDonald's Corp. ...................        559,488
                                                              ------------
                                                                 2,637,500
                                                              ------------
                       Savings Banks (1.0%)
 12,700                Astoria Financial Corp. ............        761,873
 19,600                Dime Bancorp, Inc. .................        798,700
 19,400                Golden State Bancorp Inc. ..........        644,662
 16,800                Golden West Financial Corp. ........      1,086,120
 19,400                GreenPoint Financial Corp. .........        800,444
 12,000                New York Community Bancorp, Inc. ...        510,360
                                                              ------------
                                                                 4,602,159
                                                              ------------
                       Semiconductors (5.0%)
 46,500                Advanced Micro Devices, Inc.*.......        849,090
 19,500                Alpha Industries, Inc.* ............        743,340
 70,500                Altera Corp.* ......................      2,119,230
 42,500                Applied Micro Circuits Corp.*.......        728,450
 26,100                Broadcom Corp. (Class A)* ..........      1,138,743
 34,300                Cypress Semiconductor
                       Corp.* .............................        935,704

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued


NUMBER OF
  SHARES                                                          VALUE
--------------------------------------------------------------------------
 14,200                Fairchild Semiconductor Corp.
                         (Class A)* .......................   $    338,670
 26,800                Integrated Device Technology, Inc.*.        987,580
217,050                Intel Corp. ........................      6,470,261
 12,500                Intersil Holding Corp. (Class A)* ..        433,750
  2,000                Linear Technology Corp. ............         87,160
 32,600                Microchip Technology Inc.* .........      1,183,380
 16,200                Micron Technology, Inc.* ...........        680,400
  6,300                Microsemi Corp.* ...................        403,515
 46,700                MIPS Technologies, Inc. (Class B)*..        614,572
 18,400                National Semiconductor Corp.* ......        589,720
 12,500                Semtech Corp.* .....................        463,125
 75,750                Texas Instruments, Inc. ............      2,613,375
 37,800                TriQuint Semiconductor, Inc.*.......        856,170
                                                              ------------
                                                                22,236,235
                                                              ------------
                       Services to the Health Industry (3.2%)
 14,700                AdvancePCS* ........................        912,870
 12,100                Cerner Corp.* ......................        681,714
 19,600                Covance, Inc.* .....................        469,420
 12,500                Eclipsys Corp.* ....................        332,125
 28,100                Express Scripts, Inc. (Class A)* ...      1,639,635
 72,000                Healthsouth Corp.* .................      1,231,200
 20,900                IMS Health Inc. ....................        537,130
 49,400                Laboratory Corp. of America
                         Holdings* ........................      4,444,024
 21,500                Omnicare, Inc. .....................        543,305
 12,200                Pharmaceutical Product Development,
                         Inc.* ............................        432,002
 34,400                Quest Diagnostics Inc.* ............      2,377,040
 27,200                Quintiles Transnational Corp.*......        506,192
                                                              ------------
                                                                14,106,657
                                                              ------------
                       Specialty Insurance (0.5%)
 13,000                MBIA, Inc. .........................        730,080
  3,300                MGIC Investment Corp. ..............        247,632
  6,000                PMI Group, Inc. (The) ..............        414,000
 12,200                XL Capital Ltd. (Class A) (Bermuda).        936,350
                                                              ------------
                                                                 2,328,062
                                                              ------------
                       Specialty Stores (1.7%)
 25,400                AutoZone, Inc.* ....................   $  1,202,182
 23,200                Barnes & Noble, Inc.* ..............        909,440
 95,600                Bed Bath & Beyond Inc.* ............      3,081,188
 19,100                Borders Group, Inc.* ...............        440,637
 12,300                O'Reilly Automotive, Inc.* .........        429,270
 20,100                Toys 'R' Us, Inc.* .................        462,903
 25,800                Williams-Sonoma, Inc.* .............        983,238
                                                              ------------
                                                                 7,508,858
                                                              ------------
                       Specialty Telecommunications (0.6%)
 57,400                American Tower Corp. (Class A)* ....        972,930
 48,100                Crown Castle International
                       Corp.* .............................        468,975
205,100                McLeodUSA Inc. (Class A)* ..........        500,444
 29,800                Time Warner Telecom Inc. (Class A)*.        837,678
                                                              ------------
                                                                 2,780,027
                                                              ------------
                       Steel (0.0%)
  4,500                Nucor Corp. ........................        215,505
                                                              ------------
                       Telecommunication Equipment (2.0%)
 18,400                Advanced Fibre Communications, Inc.*        464,600
 19,800                CIENA Corp.* .......................        656,172
 33,600                Comverse Technology, Inc.* .........        950,208
 15,600                Motorola, Inc. .....................        291,564
 74,300                Polycom, Inc.* .....................      1,890,935
 41,400                QUALCOMM Inc.* .....................      2,617,722
 45,000                RF Micro Devices, Inc.* ............      1,231,200
 29,700                Sonus Networks Inc.* ...............        651,618
                                                              ------------
                                                                 8,754,019
                                                              ------------
                       Tobacco (0.1%)
  5,200                Philip Morris Companies, Inc........        236,600
                                                              ------------
                       Tools/Hardware (0.1%)
  5,800                Stanley Works (The) ................        252,822
                                                              ------------
                       Trucks/Construction/
                         Farm Machinery (0.2%)
  5,700                Caterpillar, Inc. ..................        314,070
 13,900                Deere & Co. ........................        583,105
                                                              ------------
                                                                   897,175
                                                              ------------

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued


NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
             Wholesale Distributors (0.1%)
  7,100      Genuine Parts Co. .................  $    233,732
                                                  ------------
             Wireless Communications (0.9%)
 13,000      AT&T Wireless Services Inc.*.......       242,970
108,900      Sprint Corp. (PCS Group)* .........     2,822,688
 72,500      TeleCorp PCS, Inc. (Class A)*......     1,094,025
                                                  ------------
                                                     4,159,683
                                                  ------------
             Total Common Stocks
             (Cost $430,633,693)................   418,929,472
                                                  ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
             U.S. Government Obligations (1.3%)
$  2,100     U.S. Treasury Bond
               5.25% due 11/15/28 .............      1,991,073
   3,550     U.S. Treasury Bond
               6.125% due 11/15/27 ............      3,790,086
                                                  ------------
                                                     5,781,159
                                                  ------------
             Total U.S. Government Obligations
             (Cost $5,665,270).................      5,781,159
                                                  ------------
             Short-Term Investment (6.7%)
             Repurchase Agreement
  29,808     Joint repurchase agreement account
               3.887% due 08/01/01 (date
               07/31/01; proceeds $29,811,218)
               (a) (Cost $29,808,000)..........     29,808,000
                                                  ------------
Total Investments
(Cost $466,106,963) (b).........     102.1%        454,518,631

Liabilities in Excess of Other
Assets .........................      (2.1)         (9,416,534)
                                     -----        ------------
Net Assets .....................     100.0%       $445,102,097
                                     =====        ============

---------------------------
ADR   American Depository Receipt.
 *    Non-income producing security.
(a)   Collateralized by federal agency and U.S.Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,576,710 and the aggregate gross unrealized depreciation is $29,165,042, resulting in net unrealized depreciation of $11,588,332.


                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001


Assets:
Investments in securities, at value
 (cost $466,106,963)..............................................    $454,518,631
Cash .............................................................           3,895
Receivable for :
  Investments sold ...............................................       6,071,562
  Shares of beneficial interest sold .............................         616,980
  Dividends ......................................................          90,944
  Interest .......................................................          72,674
Prepaid expenses and other assets ................................         164,683
                                                                      ------------
  Total Assets ...................................................     461,539,369
                                                                      ------------
Liabilities:
Payable for:
  Investments purchased ..........................................      15,227,970
  Distribution fee ...............................................         350,911
  Shares of beneficial interest repurchased ......................         336,473
  Investment management fee ......................................         295,590
Accrued expenses and other payables ..............................         219,330
Offering costs ...................................................           6,998
                                                                      ------------
  Total Liabilities ..............................................      16,437,272
                                                                      ------------
  Net Assets .....................................................    $445,102,097
                                                                      ============
Composition of Net Assets:
Paid-in-capital ..................................................    $516,438,811
Net unrealized depreciation ......................................     (11,588,332)
Net investment loss ..............................................             (41)
Net realized loss ................................................     (59,748,341)
                                                                      ------------
  Net Assets .....................................................    $445,102,097
                                                                      ============
Class A Shares:
Net Assets .......................................................    $36,224,507
Shares Outstanding (unlimited authorized, $.01 par value).........       4,253,937
  Net Asset Value Per Share ......................................           $8.52
                                                                             =====
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................           $8.99
                                                                             =====
Class B Shares:
Net Assets .......................................................    $332,424,675
Shares Outstanding (unlimited authorized, $.01 par value).........      39,162,754
  Net Asset Value Per Share ......................................           $8.49
                                                                             =====
Class C Shares:
Net Assets .......................................................    $ 55,173,272
Shares Outstanding (unlimited authorized, $.01 par value).........       6,499,936
  Net Asset Value Per Share ......................................           $8.49
                                                                             =====
Class D Shares:
Net Assets .......................................................    $ 21,279,643
Shares Outstanding (unlimited authorized, $.01 par value).........       2,496,241
  Net Asset Value Per Share ......................................           $8.52
                                                                             =====


                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL STATEMENTS continued


STATEMENT OF OPERATIONS
For the period February 26, 2001* through July 31, 2001


Net Investment Loss:
Income
Interest .................................................     $    972,265
Dividends (net of $3,377 foreign withholding tax).........          805,487
                                                               ------------
  Total Income ...........................................        1,777,752
                                                               ------------
Expenses
Investment management fee ................................        1,440,938
Distribution fee (Class A shares) ........................           40,558
Distribution fee (Class B shares) ........................        1,414,150
Distribution fee (Class C shares) ........................          241,468
Transfer agent fees and expenses .........................          319,962
Offering costs ...........................................          149,666
Registration fees ........................................          133,747
Professional fees ........................................           44,357
Custodian fees ...........................................           42,680
Shareholder reports and notices ..........................           17,143
Trustees' fees and expenses ..............................            6,433
Other ....................................................            4,870
                                                               ------------
  Total Expenses .........................................        3,855,972
                                                               ------------
  Net Investment Loss ....................................       (2,078,220)
                                                               ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments ............................................      (60,130,642)
  Futures contracts ......................................          382,260
                                                               ------------
  Net Loss ...............................................      (59,748,382)
                                                               ------------
  Net Unrealized Depreciation ............................      (11,588,332)
                                                               ------------
  Net Loss ...............................................      (71,336,714)
                                                               ------------
Net Decrease .............................................     $(73,414,934)
                                                               ============

--------------
 *    Commencement of operations.

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL STATEMENTS continued


STATEMENT OF CHANGES IN NET ASSETS


                                                                               FOR THE PERIOD
                                                                             FEBRUARY 26, 2001*
                                                                                  THROUGH
                                                                               JULY 31, 2001
                                                                            -------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .....................................................      $  (2,078,220)
Net realized loss .......................................................        (59,748,382)
Net unrealized depreciation .............................................        (11,588,332)
                                                                               -------------
  Net Decrease ..........................................................        (73,414,934)
Net increase from transactions in shares of beneficial interest .........        518,417,031
                                                                               -------------
  Net Increase ..........................................................        445,002,097
Net Assets:
Beginning of period .....................................................            100,000
                                                                               -------------
End of Period
(Including a net investment loss of $41).................................      $ 445,102,097
                                                                               =============

--------------
  *    Commencement of operations.


                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001


1. Organization and Accounting Policies

Morgan Stanley All Star Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter All Star Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies that are believed to offer the potential for superior growth. The Fund was organized as a Massachusetts business trust on October 5, 2000 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., to effect the Fund's initial capitalization. The Fund commenced operations on February 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, or Van Kampen Asset Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001 continued


factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001 continued


transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

G. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

J. Offering Costs - The Investment Manager incurred offering costs on behalf of the Fund in the amount of $149,666 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of July 31, 2001.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001 continued


services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation, calculated by applying the annual rate of 0.60% to the portion of the Fund's average daily net assets managed by the Sub-Advisor.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $27,011,000 at July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $466,000 and $44,000, respectively and received $108,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended July 31, 2001 aggregated $934,911,404 and $438,485,440, respectively.

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001 continued


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $1,500.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                            FOR THE PERIOD
                                          FEBRUARY 26, 2001*
                                                THROUGH
                                             JULY 31, 2001
                                   --------------------------------
                                       SHARES           AMOUNT
                                   --------------   ---------------
CLASS A SHARES
Sold ...........................      4,814,042      $ 47,522,701
Redeemed .......................       (562,605)       (5,025,160)
                                      ---------      ------------
Net increase - Class A .........      4,251,437        42,497,541
                                      ---------      ------------
CLASS B SHARES
Sold ...........................     41,818,954       409,652,487
Redeemed .......................     (2,658,700)      (23,733,802)
                                     ----------      ------------
Net increase - Class B .........     39,160,254       385,918,685
                                     ----------      ------------
CLASS C SHARES
Sold ...........................      7,092,312        69,729,170
Redeemed .......................       (594,876)       (5,325,527)
                                     ----------      ------------
Net increase - Class C .........      6,497,436        64,403,643
                                     ----------      ------------
CLASS D SHARES
Sold ...........................      3,372,013        33,511,114
Redeemed .......................       (878,272)       (7,913,952)
                                     ----------      ------------
Net increase - Class D .........      2,493,741        25,597,162
                                     ----------      ------------
Net increase in Fund ...........     52,402,868      $518,417,031
                                     ==========      ============

------------
*   Commencement of operations.

6. Federal Income Tax Status

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $59,748,000 during fiscal 2001.

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001 continued


As of July 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,078,220, net realized loss was credited $41 and net investment loss was credited $2,078,179.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2001, the Fund had no outstanding futures contracts or outstanding forward contracts.

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                          FOR THE PERIOD
                                                                        FEBRUARY 26, 2001*
                                                                      THROUGH JULY 31, 2001**
                                                    ---------------------------------------------------------
                                                      CLASS A          CLASS B       CLASS C        CLASS D
                                                       SHARES           SHARES        SHARES         SHARES
                                                    ------------     ------------   ----------     ----------
Selected Per Share Data:
Net asset value, beginning of period ............      $ 10.00          $ 10.00      $ 10.00        $ 10.00
                                                       -------          -------      -------        -------
Loss from investment operations:
 Net investment loss ............................        (0.02)           (0.05)       (0.05)         (0.01)
 Net realized and unrealized loss ...............        (1.46)           (1.46)       (1.46)         (1.47)
                                                       -------          -------      -------        -------
Total loss from investment operations ...........        (1.48)           (1.51)       (1.51)         (1.48)
                                                       -------          -------      -------        -------
Net asset value, end of period ..................      $  8.52          $  8.49      $  8.49        $  8.52
                                                       =======          =======      =======        =======
Total Return+ (1) ...............................       (14.80)%         (15.10)%     (15.10)%       (14.80)%
Ratios to Average Net Assets (2)(3):
Expenses ........................................         1.37 %           2.12 %       2.12 %         1.12 %
Net investment loss .............................        (0.44)%          (1.19)%      (1.19)%        (0.19)%
Supplemental Data:
Net assets, end of period, in thousands .........      $36,225         $332,425      $55,173        $21,280
Portfolio turnover rate (1) .....................          106 %            106 %        106 %          106 %

-------------
 *    Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley All Star Growth Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley All Star Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter All Star Growth Fund, including the portfolio of investments, as of July 31, 2001, and the related statements of operations and changes in net assets, and financial highlights for the period February 26, 2001 (commencement of operations) to July 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley All Star Growth Fund as of July 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period February 26, 2001 (commencement of operations) to July 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 10, 2001

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


TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
James F. Higgins
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Arden C. Armstrong
Vice President

Gary M. Lewis
Vice President

Philip W. Friedman
Vice President

Anita Kolleeny
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.




MORGAN STANLEY

[GRAPHIC OMITTED]



MORGAN STANLEY
ALL STAR GROWTH FUND




ANNUAL REPORT
July 31, 2001
------------------------------------